Shareholder Report, Line Graph (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
Madison Short-Term Strategic Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Short-Term Strategic Income ETF NAV
Account Value	$ 10,571
Madison Aggregate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Aggregate Bond ETF NAV
Account Value	$ 10,481
Madison Covered Call ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Covered Call ETF NAV
Account Value	$ 10,681
Madison Dividend Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Dividend Value ETF NAV
Account Value	$ 10,235
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Short-Term Strategic Income ETF Market
Account Value	$ 10,574
Bloomberg 1-5 Year Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Government/Credit Index
Account Value	$ 10,428
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Aggregate Bond ETF Market
Account Value	$ 10,498
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,410
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Covered Call ETF Market
Account Value	$ 10,676
S&P 500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return
Account Value	$ 12,572
Cboe S&P 500 BuyWrite Monthly Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Monthly Index
Account Value	$ 11,030
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Madison Dividend Value ETF Market
Account Value	$ 10,233
Lipper Equity Income Funds Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Equity Income Funds Index
Account Value	$ 11,231
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 11,100